BORROWINGS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Opening balance	$ 1,758	$ 1,988
Repayments	(744)	(282)
Interest		52
Ending balance	1,014	1,758
Current portion	250	480
Non-current portion	$ 764	$ 1,278